Income Taxes - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Abstract]
Decrease for current tax expenses of prior periods	¥ 10,875	¥ 8,005	¥ 1,563
Decrease for deferred tax expense relating to origination and reversal of temporary differences	¥ 6,975	¥ 2,998	¥ 10,915
Statutory tax rate	30.60%	30.80%	30.80%
Tax effect from change in tax rate		¥ 27,516
Effective tax rate	(14.90%)	14.00%	19.40%
Deferred tax relating to items charged directly to equity	¥ 1,992
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax assets have not been recognised	1,728,537	¥ 140,647
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	¥ 2,462,928	¥ 157,656